Pensions and Other Postretirement Benefits (Details 3) - USD ($) $ in Millions	12 Months Ended
	Apr. 30, 2015	Apr. 30, 2014	Apr. 30, 2013
Changes in plan assets:
Company contributions	$ 15.7	$ 9.4	$ 40.0
Defined benefit pensions	(188.9)	(135.7)
Postretirement benefits other than pensions	(74.6)	(58.5)
Defined Benefit Pension Plans [Member]
Change in benefit obligation:
Benefit obligation at beginning of year	542.3	575.7
Service cost	9.0	8.7	8.8
Interest cost	23.2	21.8	23.9
Amendments	0.3	0.0
Actuarial loss (gain)	39.8	(19.7)
Participant contributions	0.1	0.1
Benefits paid	(31.8)	(34.2)
Foreign currency translation adjustments	(10.6)	(10.1)
Settlement	(8.6)	0.0
Acquisition	176.7	0.0
Other adjustments	0.0	0.0
Benefit obligation at end of year	740.4	542.3	575.7
Changes in plan assets:
Fair value of plan assets at beginning of year	402.1	410.7
Actual return on plan assets	41.7	25.0
Company contributions	15.7	9.4
Participant contributions	0.1	0.1
Benefits paid	(31.8)	(34.2)
Settlement	(8.6)	0.0
Acquisition	141.1	0.0
Foreign currency translation adjustments	(10.3)	(8.9)
Fair value of plan assets at end of year	550.0	402.1	410.7
Funded status of the plans	(190.4)	(140.2)
Defined benefit pensions	(188.9)	(135.7)
Other noncurrent assets	2.0	0.0
Accrued compensation	(3.5)	(4.5)
Postretirement benefits other than pensions	0.0	0.0
Net benefit liability	(190.4)	(140.2)
Other Postretirement Benefits [Member]
Change in benefit obligation:
Benefit obligation at beginning of year	58.5	67.1
Service cost	2.3	2.3	2.5
Interest cost	2.4	2.3	3.0
Amendments	0.0	(1.7)
Actuarial loss (gain)	(1.6)	(7.5)
Participant contributions	0.7	1.2
Benefits paid	(4.4)	(3.5)
Foreign currency translation adjustments	(1.1)	(1.1)
Settlement	0.0	0.0
Acquisition	18.9	0.0
Other adjustments	0.1	(0.6)
Benefit obligation at end of year	75.8	58.5	67.1
Changes in plan assets:
Fair value of plan assets at beginning of year	0.0	0.0
Actual return on plan assets	0.0	0.0
Company contributions	3.7	2.3
Participant contributions	0.7	1.2
Benefits paid	(4.4)	(3.5)
Settlement	0.0	0.0
Acquisition	0.0	0.0
Foreign currency translation adjustments	0.0	0.0
Fair value of plan assets at end of year	0.0	0.0	$ 0.0
Funded status of the plans	(75.8)	(58.5)
Defined benefit pensions	0.0	0.0
Other noncurrent assets	0.0	0.0
Accrued compensation	(1.2)	0.0
Postretirement benefits other than pensions	(74.6)	(58.5)
Net benefit liability	$ (75.8)	$ (58.5)